Other income and expenses	12 Months Ended
Dec. 31, 2021
Other income and expenses
Other Income And Expenses

7. Other income and expenses

7.1. Other operating income

	2021		2020		2019
	ARS 000		ARS 000		ARS 000

Interest earned from customers	3,610,639	(1)	4,690,603	(1)	13,223,480	(1)
Foreign exchange difference, net	6,879,987	(2)	16,531,502	(2)	24,478,898	(2)
Recovery related to discount of tax credits	236,729		-		-
Income from sale of property, plant and equipment	105,174		-		-
Others	86,532		58,394		12,140
	10,919,061		21,280,499		37,714,518

(1)

Includes 910 and 48,673 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2020 and 2019, respectively. It also includes 1,826,268, 2,428,826 and 4,984,802 related to CVO receivables for the years ended December 31, 2021, 2020 and 2019, respectively.

(2)

Includes 30,683 and 925,840 related to receivables under FONINVEMEM I and II Agreements for the years ended December 31, 2020 and 2019, respectively. It also includes 7,062,079, 15,375,375 and 22,142,991 related to CVO receivables for the years ended December 31, 2021, 2020 and 2019.

7.2. Other operating expenses

	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Net charge related to the provision for lawsuits and claims	(56,421)	(12,639)	(10,854)
Impairment of material and spare parts	(41,355)	(64,807)	(64,870)
Net charge related to the allowance for doubtful accounts	(710)	(3,710)	(19,865)
Trade and tax interests	(624,433)	(563,199)	-
Charge related to discount of tax credits	-	(45,575)	(460,067)
Others	(84,716)	-	(724)
	(807,635)	(689,930)	(556,380)

7.3. Finance income

	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Interest earned	38,862	194,244	60,585
Net income on financial assets at fair value through profit or loss (1)	1,389,104	7,594,035	7,338,610
Interest rate swap income	514,681	-	-
	1,942,647	7,788,279	7,399,195

(1)	Net of 23,209, 36,717 and 197,346 corresponding to turnover tax for the years ended December 31, 2021, 2020 and 2019, respectively.

7.4. Finance expenses

	2021	2020	2019
	ARS 000	ARS 000	ARS 000

Interest on loans	(4,711,119)	(5,498,935)	(6,598,829)
Foreign exchange differences	(12,363,054)	(26,141,070)	(24,718,382)
Bank commissions for loans and others	(740,444)	(783,506)	(329,063)
Others	(588)	(1,232,152)	(1,078,186)
	(17,815,205)	(33,655,663)	(32,724,460)